PROVISIONS (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance		$ 289,901		$ 408,002
Inflation adjustment restatement		(112,740)		(80,163)
Additions	[1]	195,156		225,887
Uses		(787)		(254,858)
Reversals		(362)	[2]	(8,967)	[3]
Ending balance		371,168		289,901
Other Operating Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		107,419		152,635
Reversals				(2,263)
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		$ 118,468		77,472
Reversals				$ (6,704)

[1]	Ps. 107,419 and Ps. 152,635 are included in "Other operating expenses" and Ps. 118,468 and Ps. 77,472 in "Financial expenses" for the years ended on December 31, 2018 and 2017 respectively.
[2]	The total amount is recorded in "Other operating income"
[3]	Ps. 2,263, are included in "Other operating expenses" and Ps. 6,704 in "Financial expenses" for the year 2017.